SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2021	May 05, 2021	Mar. 31, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 01, 2021	Jan. 19, 2021	Dec. 31, 2020
Common stock issued				500,000	4,000,000	4,000,000	1,470,799
Common stock shares issued, amount			$ 130,171			$ 200,000		$ 120,200
Third Party [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Advanced received from related party	$ 220,000
Advanced from related party	275,000
Total amount	$ 495,000
Common stock issued		9,250,000
Common stock shares issued, amount		$ 495,000